Income taxes - Schedule of Unused Tax Credits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Expire	$ 515
Never expire	0
Total unused tax credits	$ 515	$ 0